Summary of Significant Accounting Policies (Details) - Schedule of Earnings Per Share (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Earnings Per Share [Abstract]
Net income allocated to common shareholders, diluted	$ (1,721,000)	$ 933,000
Weighted average common shares outstanding, diluted	8,098,715	8,131,568